Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 18, 2019
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2019
Prospectus Date	rr_ProspectusDate	Oct. 18, 2019
LEVIN EASTERLY VALUE OPPORTUNITIES FUND
Prospectus Line Items	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors' Inner Circle Fund III

Levin Easterly Value Opportunities Fund (the "Fund")

Supplement, dated November 18, 2019, to the Fund's Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"), each dated

October 18, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, all references to the Fund's website are changed to https://funds.levineasterly.com.

Please retain this supplement for future reference.

LEV-SK-001-0100